State Street SPDR Nuveen ICE Municipal Bond ETF Expense Example - State Street SPDR Nuveen ICE Municipal Bond ETF - State Street SPDR Nuveen ICE Municipal Bond ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	$ 293